Personnel expenses	12 Months Ended
Dec. 31, 2022
Personnel expenses
Personnel expenses

21.Personnel expenses

The personnel expenses mentioned in notes 19 and 20 above are as follows:

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Short‑term employee benefits—Salaries	$216,847	$135,676	$75,437
Short‑term employee benefits—Social Security	16,274	12,785	9,087
Post‑employment benefits	5,406	2,864	1,242
Termination benefits	401	818	1,005
Share‑based payment	151,912	167,965	92,558
Employer social security contributions stock options	5,910	5,002	15,214
Total personnel expenses	$396,750	$325,110	$194,543

The post-employment benefits relate to the pension plans the Company has in place for its employees.

The average number of full-time equivalents (FTE) employees by function is presented below:

	Year Ended
	December 31,
Average Number of FTE	2022	2021	2020
Research and development	474.8	349.7	213.0
Selling, general and administrative	442.4	264.4	119.5
	917.2	614.1	332.5